Capital and financial risk management - Liquidity risk - Maturity profile for non-derivative financial liabilities - Tabular disclosure (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 89,194	€ 90,594
Effect of discount/financing rates	(23,026)	(25,602)
Anticipated future cash flows, net	66,168	64,992
Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	22,117	21,302
In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,242	7,069
In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	5,539	4,542
In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	7,543	4,707
In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,089	6,349
In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	41,664	46,625
Trade payables and other financial liabilities
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	13,558	11,857
Effect of discount/financing rates	(26)	(8)
Anticipated future cash flows, net	13,532	11,849
Trade payables and other financial liabilities | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	13,089	11,719
Trade payables and other financial liabilities | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	469	138
Bank loans
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,647	1,487
Effect of discount/financing rates	(264)	(274)
Anticipated future cash flows, net	1,383	1,213
Bank loans | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	175	223
Bank loans | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	175	171
Bank loans | In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	394	79
Bank loans | In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	62	176
Bank loans | In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	75	69
Bank loans | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	766	769
Bonds
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	53,929	59,505
Effect of discount/financing rates	(20,101)	(23,103)
Anticipated future cash flows, net	33,828	36,402
Bonds | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,003	3,626
Bonds | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,047	4,426
Bonds | In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,444	2,034
Bonds | In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	5,559	2,628
Bonds | In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,490	4,893
Bonds | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	36,386	41,898
Lease liabilities
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	14,734	12,869
Effect of discount/financing rates	(2,346)	(2,043)
Anticipated future cash flows, net	12,388	10,826
Lease liabilities | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,241	2,765
Lease liabilities | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,546	2,081
Lease liabilities | In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,972	1,756
Lease liabilities | In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,441	1,434
Lease liabilities | In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,269	965
Lease liabilities | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,265	3,868
Other borrowings
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	5,326	4,876
Effect of discount/financing rates	(289)	(174)
Anticipated future cash flows, net	5,037	4,702
Other borrowings | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,609	2,969
Other borrowings | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,005	253
Other borrowings | In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	729	673
Other borrowings | In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	481	469
Other borrowings | In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	255	422
Other borrowings | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	247	90
Total borrowings
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	75,636	78,737
Effect of discount/financing rates	(23,000)	(25,594)
Anticipated future cash flows, net	52,636	53,143
Total borrowings | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	9,028	9,583
Total borrowings | In one to two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	5,773	6,931
Total borrowings | In two to three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	5,539	4,542
Total borrowings | In three to four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	7,543	4,707
Total borrowings | In four to five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,089	6,349
Total borrowings | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 41,664	€ 46,625